Loans, financing, debentures and hedge derivative financial instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Loans, financing, debentures and hedge derivative financial instruments

17. Loans, financing, debentures and hedge derivative financial instruments

a. Composition

Description	12/31/2021	12/31/2020	Index/ Currency	Weighted average financial charges 12/31/2021 – % p.a.	Maturity
Foreign currency:
Notes in the foreign market (b) (*)	7,821,441	7,267,687	US$	5.3	2026 to 2029
Foreign loan (c.1) (*)	735,438	1,047,644	US$	4.0	2023
Foreign loan (c.1) (*)	275,936	261,284	US$ + LIBOR (1)	1.0	2022
Financial institutions (d)	-	154,783	US$	-	2022
Financial institutions (d)	-	39,350	MX$(2)	-	2021
Financial institutions (d)	-	312,200	US$ + LIBOR (1)	-	2021
Advances on foreign exchange contracts	-	105,579	US$	-	2021
Total foreign currency	8,832,815	9,188,527

Brazilian Reais:
Debentures – CRA (f.2, f.4 and f.6)	2,063,788	2,037,602	DI	95.8	2022 to 2023
Debentures – 6ª issuance (f.5)	1,764,199	1,734,113	DI	105.3	2023
Debentures – CRA (f.2, f.4, f.6 and f.10) (*)	1,940,237	1,000,824	IPCA	4.7	2024 to 2028
Debentures – Ipiranga (f.1 and f.3)	771,538	1,679,036	DI	105.0	2022
Debentures – Ultracargo Logística and Tequimar Vila do Conde (f.8 and f.9) (*)	466,061	-	IPCA	4.1	2028
Banco do Brasil (e)	204,813	407,420	DI	110.9	2022
Debentures – Ultracargo Logística (f.7) (*)	80,946	92,541	R$	6.5	2024
Bank Credit Bill	51,179	50,692	R$ + DI	2.0	2022
Financial institutions (d)	4,564	-	R$	-	2022
FINEP	326	29,803	TJLP (3)	(1.5)	2022
Notes - Ultrapar (g.1)	-	1,038,499	R$ + DI	-	2021
Total in Brazilian Reais	7,347,651	8,070,530
Total foreign currency and Brazilian Reais	16,180,466	17,259,057
Currency and interest rate hedging instruments (**)	197,177	117,159
Total	16,377,643	17,376,216
Current	2,866,051	3,255,944
Non-current	13,511,592	14,120,272

(*) These transactions were designated for hedge accounting (see Note 33.h).

(**) Accumulated losses (see Note 33.i).

(1)  LIBOR = London Interbank Offered Rate.

(2)  MX$ = Mexican Peso.

(3)  TJLP (Long-term Interest Rate) = set by the National Monetary Council, TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2021, TJLP was fixed at 5.32  % p.a.

The changes in loans, financing, debentures and hedge derivative financial instruments are shown below:

Balance as of December 31, 2018	15,116,139
New loans and debentures with cash effect	2,105,737
Interest accrued	845,844
Principal payment	(2,644,704)
Interest payment	(1,469,780)
Monetary and exchange rate variation	296,441
Change in fair value	113,060
Balance as of December 31, 2019	14,392,722
New loans and debentures with cash effect	3,591,624
Interest accrued	757,161
Principal payment	(2,795,002)
Interest payment	(740,853)
Monetary and exchange rate variation	2,048,688
Change in fair value	34,702
Hedge result	87,174
Balance as of December 31, 2020	17,376,216
New loans and debentures with cash effect	1,462,220
Interest accrued	801,102
Principal payment	(2,922,214)
Interest payment	(749,043)
Monetary and exchange rate variation	800,749
Change in fair value	(229,657)
Hedge result	80,018
Reclassification to liabilities held for sale (i)	(241,748)
Balance as of December 31, 2021	16,377,643

(i) For further information, see Note 3.c.1.

The long-term  debt had the following principal maturity schedule:

	12/31/2021	12/31/2020
From 1 to 2 years	3,092,734	2,702,626
From 2 to 3 years	774,904	3,091,641
From 3 to 4 years	270,401	784,778
From 4 to 5 years	3,056,499	231,271
More than 5 years	6,317,054	7,309,956
	13,511,592	14,120,272

The transaction costs and issuance premiums associated with debt issuance were added to their financial liabilities, as shown in Note 17.h.

The Company’s management entered into hedging instruments against foreign exchange and interest rate variations for a portion of its debt obligations (see Note 33.h).

b.  Notes in the foreign market

On October 6, 2016 the subsidiary Ultrapar International S.A. (“Ultrapar International”) issued US$ 750,000 (equivalent to R$ 4,185,375 as of December 31, 2021) in notes in the foreign market, maturing in October 2026, with interest rate of 5.25% p.a., paid semiannually. The issue price was 98.097% of the face value of the note. The notes were guaranteed by the Company and its subsidiary IPP. The Company has designated hedge relationships for this transaction (see Notes 33.h.2 and 33.h.3).

On June 6, 2019 the subsidiary Ultrapar International issued US$ 500,000 (equivalent to R$ 2,790,250 as of December 31, 2021) in notes in the foreign market, maturing in June 2029, with interest rate of 5.25% p. a., paid semiannually. The issue price was 100% of the face value of the note. The notes were guaranteed by the Company and its subsidiary IPP. The Company has designated hedge relationships for part of this transaction (see Note 33.h.3).

On June 21, 2019, the subsidiary Ultrapar International repurchased US$ 200,000 (equivalent to R$ 1,116,100 as of December 31, 2021) in notes in the foreign market maturing in October 2026.

On July 13, 2020 the subsidiary Ultrapar International carried out the reopening of notes in the foreign market issued in 2019, realizing new issuance in the amount of US$ 350,000 (equivalent to R$ 1,953,175 as of December 31, 2021) maturing in June 2029, to the coupon (interest) and yield of 5.25% per year, paid semiannually. The issue price was 99.994% of face value of the note. The notes were guaranteed by the Company and the subsidiary IPP.

As a result of the issuance of the notes in the foreign market the Company and its subsidiaries are required to perform certain obligations, including:

  Restriction on sale of all or substantially all assets of the Company and subsidiaries Ultrapar International and IPP;

  Restriction on encumbrance of assets exceeding US$ 150,000 (equivalent to R$ 837,075 as of December 31, 2021) or 15% of the amount of the consolidated tangible assets.

The Company and its subsidiaries are in compliance with the levels of covenants required by this debt. The restrictions imposed on the Company and its subsidiaries are customary in transactions of this nature and have not limited their ability to conduct their business to date.

c. Foreign loans

c.1. The subsidiary IPP has foreign loans in the amount of US$ 175,000 (equivalent to R$ 976,588 as of December 31, 2021). IPP also contracted hedging instruments with floating interest rate in U.S. dollar and exchange rate variation, changing the foreign loans charges, on average, to 104.9% of DI. IPP designated these hedging instruments as a fair value hedge (see Note 33.h.1). Therefore, loans and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss. The foreign loans are secured by the Company.

The foreign loans have the maturity distributed as follows:

Maturity	US$	R$	Cost in % of DI
Charges (1)	6,234	34,786	-
Jun/2022	50,000	279,025	105.0
Sep/2023	60,000	334,830	105.0
Sep/2023	65,000	362,733	104.8
Total / average cost	181,234	1,011,374	104.9

(1) Includes interest, transaction costs and fair value adjustments.

d. Financial institutions

In December 2021, the subsidiary Abastece Aí ended the year with a short-term liabilities in the amount of R$ 4,564.

The subsidiary Oxiteno México S.A de C.V has contracted loan of US$ 20,000 with maturity in April 2022. The other maturities of this item are represented by Oxiteno Uruguay with maturities between October 2021 and July 2022 and by Oxiteno USA, which has already been fully settled on its maturity in September 2021. As of December 31, 2021 the balances of R$ 163,478 were reclassified to liabilities held for sale.

e. Banco do Brasil

The subsidiary IPP has floating interest rate loans with Banco do Brasil in the amount of R$ 204,813 as of December 31, 2021, of which R$ 1,646 in charges, intended for marketing, processing, or manufacturing of agricultural goods (ethanol) with maturity in May 2022.

f. Debentures

f.1 In May 2016 the subsidiary IPP carried out fourth issuance of public debentures, in one single series of 500 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 1,000,000.00
Final maturity:	May 25, 2021
Payment of the face value:	Annual as from May 2019
Interest:	105.0% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Subsidiary IPP paid in advance its fourth public issuance of debentures upon maturity.

f.2 In April 2017 the subsidiary IPP carried out its fifth issuance of debentures, in two series, being one of 660,139 and another of 352,361, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Eco Consult – Consultoria de Operações Financeiras Agropecuárias Ltda. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Eco Securitizadora de Direitos Creditórios do Agronegócio S.A. that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,139
Face value unit:	R$ 1,000.00
Final maturity:	April 18, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95.0% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	352,361
Face value unit:	R$ 1,000.00
Final maturity:	April 15, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.68%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 93.9 % of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

f.3 In July 2017 the subsidiary IPP carried out sixth issuance of public debentures, in one single series of 1,500,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	July 28, 2022
Payment of the face value:	Annual as from July 2021
Interest:	105.0% of DI
Payment of interest:	Annually
Reprice:	Not applicable

f.4 In October 2017 the subsidiary IPP carried out its seventh issuance of debentures in the amount of R$ 944,077, in two series, being on of 730,384 and another of 213,693, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Vert Créditos Ltda., that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The financial settlement occurred on November 1, 2017. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	730,384
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95.0% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	213,693
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.34%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.3% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

f.5 In March 2018 the Company carried out sixth issuance of public debentures, in a single series of 1,725,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	March 5, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	105.25% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

f.6 In December 2018 the subsidiary IPP carried out its eighth issuance of debentures in the amount of R$900,000, in two series, being one of R$660,000 and another of R$240,000, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP. The debentures were subscribed with the purpose to bind the issuance of CRA. The financial settlement occurred on December 21, 2018. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,000
Face value unit:	R$ 1,000.00
Final maturity:	December 18, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	97.5% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	240,000
Face value unit:	R$ 1,000.00
Final maturity:	December 15, 2025
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.61%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.1% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

f.7 In November 2019 the subsidiary Ultracargo Logística made its first issuance of debentures, in a single series of 90,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	November 19, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	6.47%
Payment of interest:	Semiannually
Reprice:	Not applicable

The subsidiary Ultracargo Logística contracted hedging instruments subjected interest rate variation, changing the debentures fixed for 99.94% of the DI. Ultracargo Logística designated these hedging instruments as fair value hedges therefore debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized in profit or loss.

f.8 In March 2021 the subsidiary Tequimar Vila do Conde made its first issuance of debentures, in a single series of 360,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	March 15, 2028
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.04%
Payment of interest:	Semiannually
Reprice:	Not applicable

The subsidiary Tequimar Vila do Conde contracted hedging instruments subjected interest rate variation changing the debentures fixed for 111.4% of the DI. Tequimar Vila do Conde designated these hedging instruments as fair value hedges therefore debentures and hedging instruments are both measured at fair value from inception with changes in fair value recognized in profit or loss.

f.9 In March 2021 the subsidiary Ultracargo Logística made its second issuance of debentures, in a single series of 100,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	March 15, 2028
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.37%
Payment of interest:	Semiannually
Reprice:	Not applicable

The subsidiary Ultracargo Logística contracted hedging instruments subjected interest rate variation changing the debentures fixed for 111.4% of the DI. Ultracargo Logística designated these hedging instruments as fair value hedges therefore debentures and hedging instruments are both measured at fair value from inception with changes in fair value recognized in profit or loss.

f.10 In September 2021, subsidiary IPP carried out its tenth issue of debentures in the total amount of R$ 960,000, in a single series of 960,000 simple, nonconvertible, registered, book-entry and unsecured debentures, privately placed by Vert Companhia Securitizadora. The funds were used exclusively for the purchase of ethanol by the subsidiary IPP. The debentures were subscribed for the purpose to bind the issuance of CRA. The financial settlement ocurred on September 16, 2021. The debentures have an additional guarantee from Ultrapar and the main characteristics are as follows:

Amount:	960,000
Face value unit:	R$ 1,000.00
Final maturity:	September 15, 2028
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.83%
Payment of interest:	Semiannually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to the IPCA to 102.75% of the DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

The debentures have maturity dates distributed as shown below (includes accrued interest through December 31, 2021):

Maturity	12/31/2021
Charges (1)	(22,759)
Apr/2022	660,139
Jul/2022	750,000
Oct/2022	730,384
Mar/2023	1,725,000
Dec/2023	660,000
Apr/2024	443,944
Oct/2024	267,316
Nov/2024	90,000
Dec/2025	287,294
Mar/2028	498,474
Sep/2028	996,977
Total	7,086,769

(1) Includes interest, transaction cost and fair value adjustments.

g. Notes

g.1 In April 2020 the Company carried out second public issuance of notes in a single series of 40 commercial notes, not convertible into shares, of unsecured type, whose main characteristics are:

Face value unit:	R$ 25,000,000.00
Final maturity:	April 6, 2021
Payment of the face value:	Lump sum at final maturity
Interest:	DI + 3.10%
Payment of interest:	Lump sum at final maturity
Reprice:	Not applicable

The Company paid in advance its second public issuance of notes on maturity.

h. Transaction costs

Transaction costs incurred in issuing debt were deducted from the value of the related financial instruments and are recognized as an expense according to the effective interest rate method as follows:

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2020	Incurred cost	Amortization	Reclassification to liabilities held for sale (i)	Balance on 12/31/2021
Debentures (f)	0.2	28,348	40,953	(14,811)	-	54,490
Notes in the foreign market (b)	0.1	37,112	-	(4,890)	(4,204)	28,018
Notes (g)		1,318	-	(1,318)	-	-
Banco do Brasil (e)	0.1	332	-	(256)	-	76
Total		67,110	40,953	(21,275)	(4,204)	82,584

(i) See Note 3.c.1.

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2019	Incurred cost	Amortization	Balance on 12/31/2020
Debentures (f)	0.2	41,406	-	(13,058)	28,348
Notes in the foreign market (b)	0.1	28,114	13,263	(4,265)	37,112
Notes (g)	0.5	-	6,802	(5,484)	1,318
Banco do Brasil (e)	0.1	770	-	(438)	332
Foreign loans (c)		94	-	(94)	-
Others		1,382	-	(1,382)	-
Total		71,766	20,065	(24,721)	67,110

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2018	Incurred cost	Amortization	Balance on 12/31/2019
Debentures (g)	0.2	56,376	692	(15,662)	41,406
Notes in the foreign market (b)	0.1	13,881	18,442	(4,209)	28,114
Banco do Brasil (f)	0.2	3,437	-	(2,667)	770
Foreign loans (c)	-	331	-	(237)	94
Others	0.2	2,432	-	(1,050)	1,382
Total		76,457	19,134	(23,825)	71,766

The amount to be appropriated to profit or loss in the future is as follows:

	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
Debentures (f)	15,060	11,129	6,990	6,075	5,886	9,350	54,490
Notes in the foreign market (b)	4,126	4,128	4,143	4,135	3,897	7,589	28,018
Banco do Brasil (e)	76	-	-	-	-	-	76
Total	19,262	15,257	11,133	10,210	9,783	16,939	82,584

i. Guarantees

The financings does not have guaranteed by collateral as of December 31, 2021 (R$ 75,251 as of December 31, 2020) and has guarantees and promissory notes in the amount of R$ 14,151,506 as of December 31, 2021 (R$ 13,758,033 as of December 31, 2020).

The Company and its subsidiaries offer collateral in the form of letters of credit for commercial and legal proceedings in the amount of R$ 118,231 as of December 31, 2021 (R$ 129,139 as of December 31, 2020).

The subsidiary IPP issued collateral to financial institutions in connection with the amounts payable by some of their customers to such institutions (vendor financing) as follows:

	IPP
	12/31/2021	12/31/2020
Maximum amount of future payments related to such collateral	690,347	330,944
Maturities of up to	49 months	46 months
Fair value of collateral	9,923	5,496

If the subsidiary IPP is required to make any payment under these collateral arrangements, this subsidiary may recover the amount paid directly from its customers through commercial collection. Until December 31, 2021 the subsidiary IPP did not have losses in connection with these collateral arrangements. The fair value of collateral is recognized in current liabilities as “other payables”, which is recognized in the statement of profit or loss as customers settle their obligations with the financial institutions.